Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Arcos Dorados Holdings Inc.’ Shareholders	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss	Common Stock in treasury	Non-controlling interests	Class A shares of common stock	Class A shares of common stock Common Stock	Class B shares of common stock Common Stock
Balance of common stock, shares at Dec. 31, 2016						0			130,711,224	80,000,000
Balance at period start at Dec. 31, 2016	$ 351,576	$ 350,991	$ 13,788	$ 271,968	$ (441,649)	$ 0	$ 585		$ 373,969	$ 132,915
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year	129,499	129,166		129,166			333
Other comprehensive income (loss)	12,285	12,302			12,302		(17)
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares								361,284	361,284
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan	0		(2,763)						$ 2,763
Stock-based compensation related to the 2011 Equity Incentive Plan	3,191	3,191	3,191
Portion of non-controlling interests related to business sold	(108)						(108)
Dividends to non-controlling interests	(301)						(301)
Balance of common stock, shares at Dec. 31, 2017						0			131,072,508	80,000,000
Balance at period end at Dec. 31, 2017	496,142	495,650	14,216	401,134	(429,347)	$ 0	492		$ 376,732	$ 132,915
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year	37,033	36,847		36,847			186
Other comprehensive income (loss)	(73,053)	(72,919)			(72,919)		(134)
Dividends to Arcos Dorados Holdings Inc.’s shareholders	(20,937)	(20,937)		(20,937)
Dividends on restricted share units under the 2011 Equity Incentive Plan	(174)	(174)		(174)
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares								520,565	520,565
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan	0		(3,113)						$ 3,113
Stock-based compensation related to the 2011 Equity Incentive Plan	3,747	3,747	3,747
Treasury stock purchases, shares						(6,360,826)
Treasury stock purchases	(46,035)	(46,035)				$ (46,035)
Dividends to non-controlling interests	(168)						(168)
Balance of common stock, shares at Dec. 31, 2018						6,360,826			131,593,073	80,000,000
Balance at period end at Dec. 31, 2018	392,759	392,383	14,850	413,074	(502,266)	$ (46,035)	376		$ 379,845	$ 132,915
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year	80,116	79,896		79,896			220
Other comprehensive income (loss)	(16,537)	(16,459)			(16,459)		(78)
Dividends to Arcos Dorados Holdings Inc.’s shareholders	(22,425)	(22,425)		(22,425)
Dividends on restricted share units under the 2011 Equity Incentive Plan	(176)	(176)		(176)
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares								470,558	470,558
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan	0		(3,359)						$ 3,359
Stock-based compensation related to the 2011 Equity Incentive Plan	1,884	1,884	1,884
Treasury stock purchases, shares						(1,632,776)
Treasury stock purchases	(13,965)	(13,965)				$ (13,965)
Dividends to non-controlling interests	(90)						(90)
Balance of common stock, shares at Dec. 31, 2019						7,993,602			132,063,631	80,000,000
Balance at period end at Dec. 31, 2019	$ 421,566	$ 421,138	$ 13,375	$ 471,149	$ (519,505)	$ (60,000)	$ 428		$ 383,204	$ 132,915